Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Trade And Other Payables
Trade account payables	[1]	$ 21,030	$ 25,299
Accruals and other payables		43,809	32,888
Contract liability (deferred revenue)		9,827	12,260
Accrued Interest		3,106	2,395
Value added taxes and other taxes payable		13,169	10,645
Trade and other payables		$ 90,941	$ 83,487

[1]	Netted of payables through issuance of shares.